Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Total revenues	$ 39,476	$ 42,879
Accounts receivable, net	3,570		$ 5,810
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Maximum loss if charterers failed to perform	3,369	3,235
Allowance for doubtful accounts deriving from collectability assessment	131	234
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Change in provision of estimated losses	27	(7)
Deferred revenue	868		930
EU allowances liability	1,210		789
EU allowances	797		0
Voyage Expenses [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
EU allowances expensed	422	284
Revenues [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
EU allowances expensed	435	284
Accounts Receivable [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
EU allowances that have not been collected	486		762
Cash Equivalents [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Allowance for estimated credit losses	0		0
Freight and Demurrage Receivables [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Allowance for estimated credit losses	158		131
Insurance Claims [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Allowance for estimated credit losses	0		0
Time Charters [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Revenues	31,978	28,405
Accounts receivable, net	2,295		2,063
Pool Arrangements [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Revenues	5,131	14,474
Accounts receivable, net	1,126		2,845
Voyage Charters [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Revenues	2,367	$ 0
Accounts receivable, net	149		902
Contract assets	$ 0		$ 0
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	19.00%	14.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	16.00%	26.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	17.00%	16.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	16.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer E [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	12.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer F [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	12.00%	34.00%